Expense Example - Saba Opportunistically Hedged Closed-End Funds ETF - Saba Closed-End Funds ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 264
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	$ 2,944